Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Classes Of Inventories [Abstract]
Summary of Inventories	Inventories as at December 31 comprised the following (in thousands):
	2020	2021
Finished goods	$167,225	$278,345
Obsolete stock provision	(21,916)	(22,681)
Total inventories	$145,309	$255,664